Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.96%
Aerospace & Defense–0.54%
Curtiss-Wright Corp.	38,251	$4,536,569
Air Freight & Logistics–0.64%
Hub Group, Inc., Class A(b)	80,606	5,423,172
Aluminum–1.21%
Kaiser Aluminum Corp.	91,861	10,150,640
Apparel Retail–0.63%
Foot Locker, Inc.	94,355	5,307,468
Apparel, Accessories & Luxury Goods–0.47%
Carter’s, Inc.	44,527	3,959,786
Application Software–5.98%
Bottomline Technologies (DE), Inc.(b)	219,962	9,953,280
Envestnet, Inc.(b)	68,451	4,944,216
Everbridge, Inc.(b)	29,742	3,604,136
j2 Global, Inc.(b)	148,366	17,783,149
Olo, Inc., Class A(b)	145,411	3,837,396
Q2 Holdings, Inc.(b)	101,609	10,181,222
		50,303,399
Asset Management & Custody Banks–2.05%
Federated Hermes, Inc., Class B	234,170	7,329,521
Focus Financial Partners, Inc., Class A(b)	237,634	9,890,327
		17,219,848
Auto Parts & Equipment–2.60%
Dorman Products, Inc.(b)	100,850	10,351,244
Visteon Corp.(b)	94,523	11,527,080
		21,878,324
Automotive Retail–3.77%
AutoNation, Inc.(b)	202,239	18,852,720
Monro, Inc.	194,760	12,815,208
		31,667,928
Biotechnology–2.90%
ADC Therapeutics S.A. (Switzerland)(b)(c)	62,289	1,520,474
Avid Bioservices, Inc.(b)	152,908	2,787,513
Emergent BioSolutions, Inc.(b)	120,219	11,169,547
Twist Bioscience Corp.(b)	50,888	6,302,988
Zai Lab Ltd., ADR (China)(b)	19,437	2,593,479
		24,374,001
Building Products–1.13%
Masonite International Corp.(b)	82,174	9,469,732
Communications Equipment–0.50%
EchoStar Corp., Class A(b)	175,685	4,216,440
Construction & Engineering–1.46%
Comfort Systems USA, Inc.	72,385	5,412,226
Valmont Industries, Inc.	28,953	6,881,260
		12,293,486
Shares		Value
Construction Machinery & Heavy Trucks–0.54%
Allison Transmission Holdings, Inc.	111,499	$4,552,504
Construction Materials–1.13%
Summit Materials, Inc., Class A(b)	339,339	9,508,279
Data Processing & Outsourced Services–0.40%
Paya Holdings, Inc., Class A(b)	310,887	3,407,322
Diversified Banks–1.23%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	270,560	10,340,803
Diversified Metals & Mining–1.05%
Compass Minerals International, Inc.	140,096	8,786,821
Electrical Components & Equipment–2.50%
Atkore, Inc.(b)	184,608	13,273,315
EnerSys	85,219	7,737,885
		21,011,200
Environmental & Facilities Services–0.45%
US Ecology, Inc.(b)	90,359	3,762,549
Gas Utilities–3.04%
National Fuel Gas Co.	227,363	11,365,876
Northwest Natural Holding Co.	101,464	5,473,983
Suburban Propane Partners L.P.	587,894	8,712,589
		25,552,448
Health Care Equipment–4.22%
AtriCure, Inc.(b)	149,036	9,764,839
CryoPort, Inc.(b)	151,897	7,900,163
iRhythm Technologies, Inc.(b)	29,219	4,057,350
Ortho Clinical Diagnostics Holdings PLC(b)	209,884	4,049,712
Tandem Diabetes Care, Inc.(b)	109,568	9,669,376
		35,441,440
Health Care Facilities–1.30%
Tenet Healthcare Corp.(b)	210,166	10,928,632
Health Care Services–3.42%
1Life Healthcare, Inc.(b)	136,567	5,337,038
Addus HomeCare Corp.(b)	103,806	10,857,070
LHC Group, Inc.(b)	65,538	12,531,521
		28,725,629
Health Care Supplies–0.96%
BioLife Solutions, Inc.(b)	110,459	3,976,524
OraSure Technologies, Inc.(b)	350,454	4,089,798
		8,066,322
Health Care Technology–1.27%
Inspire Medical Systems, Inc.(b)	51,435	10,646,531
Homebuilding–1.33%
TopBuild Corp.(b)	53,203	11,142,304
Hotel & Resort REITs–0.98%
DiamondRock Hospitality Co.(b)	802,568	8,266,450

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Household Products–0.95%
Energizer Holdings, Inc.	168,960	$8,018,842
Human Resource & Employment Services–4.33%
ASGN, Inc.(b)	192,359	18,358,743
Korn Ferry	288,608	18,000,481
		36,359,224
Hypermarkets & Super Centers–1.38%
BJ’s Wholesale Club Holdings, Inc.(b)	258,563	11,599,136
Industrial Machinery–5.33%
Chart Industries, Inc.(b)	50,521	7,191,664
EnPro Industries, Inc.	111,172	9,479,637
Evoqua Water Technologies Corp.(b)	368,567	9,693,312
Rexnord Corp.	392,010	18,459,751
		44,824,364
Internet & Direct Marketing Retail–1.09%
Overstock.com, Inc.(b)	138,382	9,169,191
Investment Banking & Brokerage–1.68%
Stifel Financial Corp.	220,756	14,141,629
IT Consulting & Other Services–1.28%
Perspecta, Inc.	370,829	10,772,582
Leisure Facilities–0.73%
Cedar Fair L.P.	122,778	6,099,611
Life Sciences Tools & Services–1.98%
Adaptive Biotechnologies Corp.(b)	80,695	3,248,781
NeoGenomics, Inc.(b)	161,793	7,803,276
Repligen Corp.(b)	28,776	5,594,342
		16,646,399
Metal & Glass Containers–0.76%
Silgan Holdings, Inc.	151,400	6,363,342
Multi-Utilities–1.49%
Avista Corp.	263,129	12,564,410
Office Services & Supplies–1.34%
ACCO Brands Corp.	1,333,483	11,254,597
Oil & Gas Exploration & Production–0.98%
CNX Resources Corp.(b)	561,187	8,249,449
Oil & Gas Storage & Transportation–0.50%
Noble Midstream Partners L.P.	291,762	4,230,549
Packaged Foods & Meats–1.37%
Simply Good Foods Co. (The)(b)	378,144	11,503,140
Personal Products–1.07%
BellRing Brands, Inc., Class A(b)	379,880	8,968,967
Pharmaceuticals–0.74%
Axsome Therapeutics, Inc.(b)	33,234	1,881,709
Collegium Pharmaceutical, Inc.(b)	182,884	4,334,351
		6,216,060
Regional Banks–8.36%
BankUnited, Inc.	241,024	10,593,005
Berkshire Hills Bancorp, Inc.	205,663	4,590,398
Cathay General Bancorp	199,977	8,155,062
Shares		Value
Regional Banks–(continued)
Heritage Financial Corp.	243,054	$6,863,845
OceanFirst Financial Corp.	294,468	7,049,564
Pacific Premier Bancorp, Inc.	250,891	10,898,705
Signature Bank	31,543	7,131,872
Silvergate Capital Corp., Class A(b)	29,692	4,221,312
Sterling Bancorp	467,471	10,761,182
		70,264,945
Research & Consulting Services–2.77%
CACI International, Inc., Class A(b)	41,910	10,337,520
KBR, Inc.	336,779	12,928,946
		23,266,466
Restaurants–3.81%
Denny’s Corp.(b)	521,147	9,437,972
Jack in the Box, Inc.	97,529	10,706,734
Texas Roadhouse, Inc.	123,937	11,890,516
		32,035,222
Semiconductor Equipment–2.91%
Brooks Automation, Inc.	158,128	12,911,151
MKS Instruments, Inc.	62,374	11,565,387
		24,476,538
Semiconductors–1.68%
Allegro MicroSystems, Inc. (Japan)(b)	171,896	4,357,564
Semtech Corp.(b)	142,153	9,808,557
		14,166,121
Specialized REITs–3.31%
EPR Properties	163,562	7,620,354
Four Corners Property Trust, Inc.	427,393	11,710,568
National Storage Affiliates Trust	211,953	8,463,283
		27,794,205
Specialty Chemicals–0.51%
Diversey Holdings Ltd.(b)	291,241	4,284,155
Thrifts & Mortgage Finance–1.91%
WSFS Financial Corp.	321,865	16,025,658
Total Common Stocks & Other Equity Interests (Cost $553,404,190)		840,234,829
Money Market Funds–0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	85,449	85,449
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	60,892	60,917
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	97,656	97,656
Total Money Market Funds (Cost $244,022)		244,022
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $553,648,212)		840,478,851
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.08%
Invesco Private Government Fund, 0.02%(d)(e)(f)	267,301	267,301
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	400,791	$400,952
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $668,253)		668,253
TOTAL INVESTMENTS IN SECURITIES–100.07% (Cost $554,316,465)		841,147,104
OTHER ASSETS LESS LIABILITIES—(0.07)%		(600,464)
NET ASSETS–100.00%		$840,546,640
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,875,710	$20,851,478	$(22,641,739)	$-	$-	$85,449	$243
Invesco Liquid Assets Portfolio, Institutional Class	1,339,636	14,893,913	(16,172,766)	92	42	60,917	139
Invesco Treasury Portfolio, Institutional Class	2,143,668	23,830,261	(25,876,273)	-	-	97,656	93
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,231,743	4,290,850	(6,255,292)	-	-	267,301	40*
Invesco Private Prime Fund	3,347,614	6,753,909	(9,700,893)	-	322	400,952	463*
Total	$10,938,371	$70,620,411	$(80,646,963)	$92	$364	$912,275	$978

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$840,234,829	$—	$—	$840,234,829
Money Market Funds	244,022	668,253	—	912,275
Total Investments	$840,478,851	$668,253	$—	$841,147,104
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective April 30, 2021, the name of the Fund and all references thereto changed from Invesco Oppenheimer V.I. Main Street Small Cap Fund® to Invesco V.I. Main Street Small Cap Fund®.
Invesco V.I. Main Street Small Cap Fund®